Summary Prospectus April 30, 2010 as supplemented November 23, 2010 and December 30, 2010

Driehaus International Small Cap Growth Fund
Ticker: DRIOX

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated April 30, 2010 as supplemented November 23, 2010 and December 30, 2010, are incorporated by reference into this Summary Prospectus. You can find the Fund’s Prospectus and other information about the Fund online (http://www.driehaus.com/MutualFunds105.cfm). You can also get this information at no cost by calling 800-560-6111 or by sending an email request to mutualfunds@driehaus.com, or by asking any financial advisor, bank, or broker-dealer who offers shares of the Fund.

Investment Objective

Driehaus International Small Cap Growth Fund seeks to maximize capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases	None
Maximum Deferred Sales Charge	None
Maximum Sales Charge Imposed on Reinvested Dividends	None
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	2.00%
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.50%
Other Expenses	0.37%

Total Annual Fund Operating Expenses	1.87%

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$190	$588	$1,011	$2,190

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 264.82% of the average value of its portfolio.

Summary Prospectus April 30, 2010
As supplemented November 23, 2010 and December 30, 2010	Page 1 of 4	Driehaus International Small Cap Growth Fund

Principal Investment Strategy

The Fund uses a growth style of investment in equity securities, including common stocks, American Depository Receipts and Global Depository Receipts, and under normal market conditions, invests at least 80% of its net assets in the equity securities of non-U.S. “small cap companies,” which the investment adviser currently considers to be companies located in the same countries and within the same market capitalization range at the time of investment as those included in the Morgan Stanley Capital International All Country World ex USA Small Cap Growth Index (currently with a market capitalization of up to $2 billion). The Fund seeks to be opportunistic in pursuing companies that meet its criteria regardless of geographic location and, therefore, at certain times, the Fund could have sizeable positions in either developed countries or emerging markets. In addition, while the Fund will invest primarily in the equity securities of non-U.S. companies, the Fund may also from time to time invest up to a maximum of 20% of its assets in the equity securities of U.S. companies. The Fund may invest in companies with limited operating histories. Investment decisions for the Fund’s growth style of investing are based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that the security is at an attractive entry point. This decision involves evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The decision is also based on the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Fund’s investment adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company’s growth rate. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector exposure.

Principal Risks

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors who can accept the risks involved in investing in foreign securities. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk
The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares.

Growth Stock Risk
Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized. Growth stock prices also tend to be more volatile than the overall market.

Foreign Securities and Currencies Risk
The Fund invests in foreign securities. Investing outside the U.S. involves different opportunities and different risks than domestic investments. The following risks may be associated with foreign investments: less liquidity; greater volatility; political instability; restrictions on foreign investment and repatriation of capital; less complete and reliable information about foreign companies; reduced government supervision of some foreign securities markets; lower responsiveness of foreign management to shareholder concerns; economic issues or developments in foreign countries; fluctuation in exchange rates of foreign currencies and risks of devaluation; imposition of foreign withholding and other taxes; dependence of emerging market companies upon commodities which may be subject to economic cycles; and emerging market risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments.

To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies.

Small-Sized Company Risk
The Fund invests in companies that are smaller, less established, with less liquid markets for their stock, and therefore may be riskier investments. While small-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. At times the prices of stocks of smaller capitalization companies as a group have significantly underperformed those of larger companies.

Nondiversification
Compared to other funds, the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers. As a consequence, the Fund may be subject to greater risks and larger losses than diversified funds.

Summary Prospectus April 30, 2010
As supplemented November 23, 2010 and December 30, 2010	Page 2 of 4	Driehaus International Small Cap Growth Fund

Concentration Risk
The Fund may have significant weightings in particular sectors or industries, which may subject the Fund to greater risks than less sector-concentrated funds.

High Rates of Turnover
It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

Manager Risk
How the Fund’s investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or the investment adviser does not implement the strategy properly.

Performance

The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available by visiting www.driehaus.com or by calling 800-560-6111.

The Fund’s performance shown below includes the performance of the Driehaus International Opportunities Fund, L.P. (the “Limited Partnership”), the Fund’s predecessor, for the periods before the Fund’s registration statement became effective. The Limited Partnership was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Limited Partnership was established on August 1, 2002 and the Fund succeeded to the Limited Partnership’s assets on September 17, 2007. The Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. After-tax performance returns are not included for the predecessor Limited Partnership. The Limited Partnership was not a regulated investment company and therefore did not distribute current or accumulated earnings and profits.

Annual Returns for the years ended December 31

During the periods shown in the bar chart, the highest return for a quarter was 32.23% (quarter ended 6/30/03) and the lowest return for a quarter was −29.85% (quarter ended 9/30/08).

			Including Predecessor
	Fund Only		Limited Partnership
		Since Inception		Since Inception
Average Annual Total Returns as of December 31, 2009	1 Year	(9/17/07-12/31/09)	5 Years	(8/1/02-12/31/09)

Driehaus International Small Cap Growth Fund
Return Before Taxes	55.17%	−6.15%	14.53%	21.75%
Return After Taxes on Distributions	55.17%	−7.73%	N/A	N/A
Return After Taxes on Distributions and Sale of Fund Shares	35.86%	−6.04%	N/A	N/A
MSCI World ex USA Small Cap Index (reflects no deduction for fees, expenses or taxes)	51.41%	−10.31%	4.26%	12.40%
MSCI AC World ex USA Small Cap Growth Index (reflects no deduction for fees, expenses or taxes)	61.64%	−10.12%	6.27%	12.64%

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an

Summary Prospectus April 30, 2010
As supplemented November 23, 2010 and December 30, 2010	Page 3 of 4	Driehaus International Small Cap Growth Fund

investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Portfolio Management

Investment Adviser
Driehaus Capital Management LLC (“DCM”)

Portfolio Managers
Howard Schwab,
Portfolio Manager of DCM
Co-Portfolio Manager of the Fund
since 9/07

David Mouser,
Portfolio Manager of DCM
Co-Portfolio Manager of the Fund
since 9/07

Ryan Carpenter,
Portfolio Manager of DCM
Assistant Portfolio Manager of the Fund
since 5/10

Purchase and Sale of Fund Shares

The Fund is closed to new investors. For additional information, please see “Shareholder Information — General Purchase Information” in the Prospectus.

				Minimum	Minimum
Minimum	Minimum	Minimum	Minimum	Automatic	Automatic
Initial	Subsequent	Initial IRA	Subsequent IRA	Investment Plan	Investment Plan
Investment	Investment	Investment	Investment	(Monthly)	(Quarterly)

$10,000	$2,000	$2,000	$500	$100	$300

In general, you can buy or sell shares of the Fund by mail at Driehaus Mutual Funds, P.O. Box 9817, Providence, RI 02940 for regular mail or Driehaus Mutual Funds, 101 Sabin St., Pawtucket, RI 02860-1427 for overnight delivery or by phone at 800-560-6111 on any business day. You may also buy and sell shares through a financial professional.

Tax Information

The Fund’s distributions may be taxable for federal income tax purposes as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Summary Prospectus April 30, 2010
As supplemented November 23, 2010 and December 30, 2010	Page 4 of 4	Driehaus International Small Cap Growth Fund